Segment Information - Schedule of Other Required Segment Data (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	$ 703	$ 1,808
Reportable segments [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	651	1,563
Reportable segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	382	679
Reportable segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	119	127
Reportable segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	100	524
Reportable segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	28	228
Reportable segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	22	5
Corporate assets [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	$ 52	$ 245